UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

BlackRock Municipal Income Trust (BFK)
Schedule of Investments January 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.7%
Alabama State Docks Department,
Refunding RB, 6.00%, 10/01/40	$ 4,080	$ 3,991,138
Arizona — 4.4%
Maricopa County Pollution Control Corp.,
Refunding RB, Southern California
Edison Co., Series A, 5.00%, 6/01/35	3,360	3,161,592
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/38	3,860	3,781,526
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	8,631,818
5.00%, 12/01/37	9,460	8,016,593
		23,591,529
Arkansas — 0.6%
County of Little River Arkansas,
Refunding RB, Georgia-Pacific Corp.
Project, AMT, 5.60%, 10/01/26	3,255	2,978,390
California — 27.5%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	4,445	4,507,052
California County Tobacco Securitization
Agency, RB, CAB, Stanislaus,
Sub-Series C, 6.30%, 6/01/55 (a)	17,855	101,774
California Health Facilities Financing
Authority, Refunding RB, Sutter
Health, Series B, 6.00%, 8/15/42 (b)	6,230	6,117,362
California HFA, RB, Home Mortgage,
Series G, AMT, 5.50%, 8/01/42	5,925	5,839,502
California State Public Works Board, RB,
Various Capital Projects, Sub-Series I-
1, 6.38%, 11/01/34	2,315	2,355,049
California Statewide Communities
Development Authority, RB, Health
Facility, Memorial Health Services,
Series A, 5.50%, 10/01/33	5,000	4,993,150
City of Lincoln California, Special Tax
Bonds, Community Facilities District
No. 2003-1, 6.00%, 9/01/13 (c)	3,115	3,566,955
Foothill Eastern Transportation Corridor
Agency California, Refunding RB,
CAB (a):
6.09%, 1/15/32	54,635	9,899,316
6.09%, 1/15/38	75,000	8,119,500

	Par
Municipal Bonds	(000)	Value
California (concluded)
Golden State Tobacco Securitization
Corp. California, RB, Series 2003-A-1,
6.63%, 6/01/13 (c)	$ 5,000	$ 5,611,450
Los Angeles Department of Airports, RB,
Series A, 5.25%, 5/15/39	1,560	1,493,466
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40	11,690	10,747,903
Los Angeles Regional Airports
Improvement Corp. California,
Refunding RB, Facilities, LAXFUEL
Corp., LA International, AMT (AMBAC),
5.50%, 1/01/32	13,320	12,352,302
Los Angeles Unified School District
California, GO, Series D:
5.25%, 7/01/24	5,000	5,093,400
5.25%, 7/01/25	3,490	3,528,879
5.00%, 7/01/26	1,305	1,276,146
Murrieta Community Facilities District
Special Tax California, Special Tax
Bonds, District No. 2, The Oaks
Improvement Area A, 6.00%, 9/01/34	5,000	4,343,750
San Francisco City & County Public
Utilities Commission, RB, Series B,
5.00%, 11/01/39	18,550	17,731,945
State of California, GO, Various Purpose:
6.00%, 3/01/33	4,970	5,056,677
6.50%, 4/01/33	20,410	21,585,004
University of California, RB, Limited
Project, Series B, 4.75%, 5/15/38	9,840	8,828,251
West Valley-Mission Community College
District, GO, Election of 2004,
Series A (AGM), 4.75%, 8/01/30	4,015	3,639,718
		146,788,551
Colorado — 2.3%
City of Colorado Springs Colorado, RB,
Subordinate Lien, Improvement,
Series C (AGM), 5.00%, 11/15/45	2,545	2,443,582
Colorado Health Facilities Authority,
Refunding RB, Series A:
Catholic Healthcare, 5.50%,
7/01/34	4,205	4,107,402
Sisters of Leavenworth, 5.00%,
1/01/40	4,310	3,801,765

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	EDC	Economic Development Corp.
AGC	Assured Guaranty Corp.	ERB	Education Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HDA	Housing Development Authority
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
EDA	Economic Development Authority	RB	Revenue Bonds
		TE	Tax-Exempt

BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2011 1

BlackRock Municipal Income Trust (BFK)
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Colorado (concluded)
Park Creek Metropolitan District
Colorado, Refunding RB, Senior,
Limited Tax, Property Tax, 5.50%,
12/01/37	$ 2,530	$ 2,170,664
		12,523,413
Connecticut — 0.5%
Connecticut State Health & Educational
Facility Authority, RB, Ascension
Health Senior Credit, 5.00%,
11/15/40	2,710	2,442,930
Delaware — 1.7%
County of Sussex Delaware, RB, NRG
Energy, Inc., Indian River Project,
6.00%, 10/01/40	2,225	2,135,644
Delaware State EDA, RB, Exempt
Facilities, Indian River Power, 5.38%,
10/01/45	7,950	7,007,607
		9,143,251
District of Columbia — 6.9%
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB,
Asset-Backed, 6.75%, 5/15/40	23,035	21,508,701
District of Columbia, RB, CAB,
Georgetown, Series A (NPFGC),
6.03%, (a)(c)	51,185	11,017,571
District of Columbia, Refunding RB,
Friendship Public Charter School Inc.
(ACA), 5.25%, 6/01/33	2,390	1,891,374
Metropolitan Washington Airports
Authority, RB, First Senior Lien,
Series A:
5.00%, 10/01/39	990	928,402
5.25%, 10/01/44	1,545	1,492,841
		36,838,889
Florida — 5.8%
County of Miami-Dade Florida, RB,
Water & Sewer System, 5.00%,
10/01/34	6,625	6,189,009
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41	2,280	2,114,677
County of Orange Florida, Refunding RB
(Syncora), 4.75%, 10/01/32	2,635	2,316,639
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	7,045	7,022,738
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40 (b)	4,450	4,372,214
Stevens Plantation Community
Development District, Special
Assessment Bonds, Series A, 7.10%,
5/01/35	3,710	2,820,305
Village Community Development District
No. 6, Special Assessment Bonds,
5.63%, 5/01/22	6,615	6,192,434
		31,028,016

	Par
Municipal Bonds	(000)	Value
Georgia — 2.5%
De Kalb Private Hospital Authority,
Refunding RB, Children's Healthcare,
5.25%, 11/15/39	$ 1,650	$ 1,532,239
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Series, 5.00%,
7/01/39	5,000	4,852,200
Private Colleges & Universities Authority,
Refunding RB, Emory University,
Series C, 5.00%, 9/01/38	2,990	2,928,526
Richmond County Development
Authority, Refunding RB, International
Paper Co. Project, Series A, AMT,
6.00%, 2/01/25	4,000	3,929,880
		13,242,845
Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	1,245	1,267,833
6.75%, 11/15/29	1,775	1,873,371
7.00%, 11/15/39	1,255	1,339,951
		4,481,155
Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A,
5.25%, 7/01/30	2,660	2,556,579
Illinois — 7.8%
Illinois Finance Authority, RB:
Advocate Health Care, Series C,
5.38%, 4/01/44	10,630	9,720,178
MJH Education Assistance IV LLC,
Sub-Series B, 5.38%,
6/01/35 (d)(e)	1,675	449,754
Navistar International, Recovery
Zone, 6.50%, 10/15/40	3,010	2,995,101
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B,
5.50%, 11/01/39	3,160	2,973,244
Elmhurst Memorial Healthcare,
5.63%, 1/01/28	3,000	2,695,920
Friendship Village Schaumburg,
Series A, 5.63%, 2/15/37	845	642,225
Series 05-A, 5.25%, 7/01/41	760	760,889
Metropolitan Pier & Exposition Authority,
Refunding RB (AGM), McCormick
Place Expansion Project:
CAB, Series B, 6.23%, 6/15/43 (a)	6,130	671,358
CAB, Series B, 6.25%, 6/15/45 (a)	12,420	1,170,833
Series B, 5.00%, 6/15/50	6,155	5,220,671
Series B-2, 5.00%, 6/15/50	4,885	4,012,393
Railsplitter Tobacco Settlement
Authority, RB:
5.50%, 6/01/23	2,625	2,485,271
6.00%, 6/01/28	2,245	2,142,493
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	1,240	1,160,752
Village of Bolingbrook Illinois, GO,
Refunding, Series B (NPFGC) (a):
6.01%, 1/01/33	6,820	1,636,323

2 BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2011

BlackRock Municipal Income Trust (BFK)
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Village of Bolingbrook Illinois, GO,
Refunding, Series B (NPFGC) (a)
(concluded):
6.01%, 1/01/34	$ 14,085	$ 3,152,364
		41,889,769
Indiana — 3.3%
City of Vincennes Indiana, Refunding
RB, Southwest Indiana Regional Youth
Village, 6.25%, 1/01/24	2,030	1,713,767
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	1,655	1,500,423
Indiana Health Facility Financing
Authority, Refunding RB, Methodist
Hospital Inc., 5.50%, 9/15/31	9,000	7,164,630
Indiana Municipal Power Agency, RB,
Series B, 6.00%, 1/01/39	2,150	2,215,338
Petersburg Indiana, RB, Indiana Power
& Light, AMT, 5.90%, 12/01/24	5,000	5,039,400
		17,633,558
Kansas — 0.6%
Kansas Development Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/40	3,275	3,016,930
Kentucky — 0.3%
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	1,990	1,868,530
Louisiana — 1.2%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp., Series A-1, 6.50%,
11/01/35	6,535	6,469,911
Maryland — 1.8%
Maryland Community Development
Administration, Refunding RB,
Residential, Series A, AMT, 4.65%,
9/01/32	2,465	2,190,646
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.75%,
6/01/35	855	778,999
Maryland EDC, Refunding RB, CNX
Marine Terminals, Inc., 5.75%,
9/01/25	1,760	1,638,278
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
Charlestown Community, 6.25%,
1/01/41	4,295	4,078,188
Montgomery County Housing
Opportunities Commission, RB,
Series D, AMT, 5.50%, 1/01/38	1,030	1,072,673
		9,758,784
Massachusetts — 0.6%
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	3,535	3,165,805

	Par
Municipal Bonds	(000)	Value
Michigan — 1.1%
Kalamazoo Hospital Finance Authority,
Refunding RB, Bronson Methodist
Hospital, 5.50%, 5/15/36	$ 2,700	$ 2,502,063
Michigan State Hospital Finance
Authority, Refunding RB, Henry Ford
Health System, Series A, 5.25%,
11/15/46	4,230	3,517,668
		6,019,731
Mississippi — 2.7%
City of Gulfport Mississippi, RB,
Memorial Hospital at Gulfport Project,
Series A, 5.75%, 7/01/31	14,425	14,450,532
Missouri — 0.3%
Missouri State Health & Educational
Facilities Authority, RB, Senior Living
Facilities, Lutheran Senior Home,
5.50%, 2/01/42	2,035	1,784,492
Multi-State — 4.5%
Centerline Equity Issuer Trust,
6.80%, 10/31/52 (f)(g)	16,000	17,214,080
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (f)(g)(h)	7,349	6,833,907
		24,047,987
Nebraska — 0.7%
Douglas County Hospital Authority No. 2,
RB, Health Facilities, Immanuel
Obligation Group, 5.63%, 1/01/40	3,280	3,060,929
Lancaster County Hospital Authority
No. 1, RB, Immanuel Obligation Group,
5.63%, 1/01/40	600	559,926
		3,620,855
Nevada — 0.8%
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/29	4,550	4,142,593
New Hampshire — 0.7%
New Hampshire Health & Education
Facilities Authority, RB, Exeter Project,
5.75%, 10/01/31	3,500	3,523,695
New Jersey — 7.5%
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B, 6.25%,
1/01/37 (d)(e)	3,680	509,422
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	15,500	13,895,440
Continental Airlines Inc. Project,
AMT, 7.00%, 11/15/30 (h)	15,410	15,085,157
New Jersey EDA, Special Assessment
Bonds, Refunding, Kapkowski Road
Landfill Project, 6.50%, 4/01/28	8,000	7,946,800
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1A,
4.50%, 6/01/23	3,195	2,667,889
		40,104,708

BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2011 3

BlackRock Municipal Income Trust (BFK)
Schedule of Investments(continued)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 7.1%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A, 7.00%,
5/01/35 (d)(e)	$ 1,820	$ 546,000
Metropolitan Transportation Authority,
Refunding RB, Transportation,
Series D, 5.25%, 11/15/40	2,375	2,171,795
New York City Industrial Development
Agency, RB, American Airlines Inc. ,
JFK International Airport, AMT (h):
8.00%, 8/01/28	5,000	5,259,300
7.75%, 8/01/31	22,140	23,039,106
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	2,400	2,412,072
Port Authority of New York & New Jersey,
RB, JFK International Air Terminal:
6.00%, 12/01/36	2,525	2,421,904
6.00%, 12/01/42	2,460	2,321,920
		38,172,097
North Carolina — 5.7%
Gaston County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, Exempt Facilities,
National Gypsum Co. Project, AMT,
5.75%, 8/01/35	12,130	9,038,184
North Carolina Capital Facilities Finance
Agency, RB, Series B:
Duke Energy Carolinas, 4.38%,
10/01/31	3,160	2,817,266
Duke University Project, 5.00%,
10/01/38	10,000	9,999,300
North Carolina Capital Facilities Finance
Agency, Refunding RB, Series B:
Duke Energy Carolinas, 4.63%,
11/01/40	3,160	2,788,574
Duke University Project, 4.25%,
7/01/42	3,710	3,169,713
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/42	2,750	2,518,697
		30,331,734
Ohio — 2.5%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series A, 5.25%,
6/01/38	6,125	5,665,380
County of Montgomery Ohio, Refunding
RB, Catholic Healthcare, Series A,
5.00%, 5/01/39	5,450	4,952,469
Pinnacle Community Infrastructure
Financing Authority, RB, Facilities,
Series A, 6.25%, 12/01/36	3,760	2,787,664
		13,405,513
Oklahoma — 1.4%
Tulsa Airports Improvement Trust, RB,
Series A, Mandatory Put Bonds, AMT,
7.75%, 6/01/35 (h)	7,175	7,258,732

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 2.6%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	$ 3,000	$ 1,993,680
Pennsylvania Economic Development
Financing Authority, RB:
Amtrak Project, Series A, AMT,
6.38%, 11/01/41	6,500	6,502,665
Aqua Pennsylvania Inc. Project,
5.00%, 11/15/40	3,725	3,558,232
Pennsylvania Turnpike Commission, RB,
Sub-Series D, 5.13%, 12/01/40	2,100	1,953,126
		14,007,703
Puerto Rico — 5.6%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	5,820	5,680,204
Puerto Rico Sales Tax Financing
Corp., RB:
CAB, Series A, 6.59%, 8/01/31 (a)	10,000	2,589,800
CAB, Series A, 6.66%, 8/01/33 (a)	12,670	2,851,130
CAB, Series A, 6.67%, 8/01/36 (a)	40,000	7,287,600
First Sub-Series A, 6.50%, 8/01/44	10,900	11,280,737
		29,689,471
South Carolina — 2.1%
South Carolina Jobs-EDA, Refunding RB,
Palmetto Health Alliance, Series A,
6.25%, 8/01/31	5,075	5,101,745
South Carolina State Ports Authority, RB,
5.25%, 7/01/40	6,455	6,193,508
		11,295,253
Tennessee — 0.9%
Knox County Health Educational &
Housing Facilities Board Tennessee,
Refunding RB, CAB, Series A (AGM),
5.70%, 1/01/20 (a)	5,055	3,139,004
Rutherford County Health & Educational
Facilities Board, RB, Ascension Health
Senior Credit Group, 5.00%,
11/15/40	2,015	1,811,102
		4,950,106
Texas — 15.5%
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	4,370	1,628,961
Brazos River Authority, Refunding RB,
TXU Electric Co. Project, Series C,
Mandatory Put Bonds, AMT, 5.75%,
5/01/36 (h)	4,125	3,882,574
City of Dallas Texas, Refunding RB,
5.00%, 10/01/35	2,970	2,965,604
City of Houston Texas, RB, Senior Lien,
Series A, 5.50%, 7/01/39	3,000	3,007,080
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	16,425	17,746,720
Harris County-Houston Sports Authority,
Refunding RB (NPFGC) (a):
CAB, Junior Lien, Series H, 6.12%,
11/15/35	5,000	666,000

4 BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2011

BlackRock Municipal Income Trust (BFK)
Schedule of Investments(continued)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Harris County-Houston Sports Authority,
Refunding RB (NPFGC) (a)
(concluded):
CAB, Senior Lien, Series A, 5.95%,
11/15/38	$ 12,580	$1,488,466
Third Lien, Series A-3, 5.97%,
11/15/37	26,120	2,844,990
Lower Colorado River Authority,
Refunding RB:
(NPFGC), 5.00%, 5/15/13 (c)	50	54,611
(NPFGC), 5.00%, 5/15/13 (c)	70	76,371
(NPFGC), 5.00%, 5/15/31	1,775	1,700,645
LCRA Transmission Services Project
(AMBAC), 4.75%, 5/15/34	140	127,491
Series A (NPFGC), 5.00%,
5/15/13 (c)	5	5,461
North Texas Tollway Authority, RB, Toll,
Second Tier, Series F, 6.13%,
1/01/31	12,180	12,197,052
San Antonio Energy Acquisition Public
Facility Corp., RB, Gas Supply, 5.50%,
8/01/25	6,540	6,424,765
State of Texas, GO, Transportation
Community, Mobility Fund, Series A,
4.75%, 4/01/35	3,350	3,183,471
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	7,930	7,918,264
Texas Private Activity Bond Surface
Transportation Corp., RB:
Senior Lien, LBJ Infrastructure
Group LLC, LBJ Freeway Managed
Lanes Project, 7.00%, 6/30/40	8,475	8,532,291
Senior Lien, NTE Mobility Partners
LLC, North Tarrant Express
Managed Lanes Project, 6.88%,
12/31/39	7,590	7,565,788
Texas State Affordable Housing Corp.,
RB, American Opportunity Housing
Portfolio, Junior Series B, 8.00%,
3/01/32 (d)(e)	4,435	206,139
Texas State Turnpike Authority, RB, First
Tier, Series A (AMBAC), 5.00%,
8/15/42	640	543,488
		82,766,232
Utah — 1.2%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	7,150	6,545,038
Virginia — 1.7%
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	2,240	2,014,365
Virginia Commonwealth Transportation
Board, RB, CAB, Contract, Route 28
(NPFGC), 5.29%, 4/01/32 (a)	8,105	2,501,365
Virginia HDA, RB, Sub-Series H-1
(NPFGC), 5.35%, 7/01/31	4,520	4,524,339
		9,040,069

	Par
Municipal Bonds	(000)	Value
Wisconsin — 2.5%
Wisconsin Health & Educational
Facilities Authority, RB:
Ascension Health Senior Credit
Group, 5.00%, 11/15/30	$ 3,210	$ 2,945,143
Ascension Health Senior Credit
Group, 5.00%, 11/15/33	1,640	1,469,391
Aurora Health Care, 6.40%,
4/15/33	7,500	7,551,075
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.38%, 10/01/30	1,205	1,174,224
		13,139,833
Total Municipal Bonds – 136.9%		731,706,347
Municipal Bonds Transferred to Tender
Option Bond Trusts (i)
Alabama — 0.8%
Alabama Special Care Facilities
Financing Authority-Birmingham,
Refunding RB, Ascension Health
Senior Credit, Series C-2, 5.00%,
11/15/36	4,548	4,248,087
California — 3.2%
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/39	5,115	5,153,107
Los Angeles Community College District
California, GO, Election of 2001,
Series A (AGM), 5.00%, 8/01/32	4,500	4,239,945
San Diego Community College District
California, GO, Election of 2002,
5.25%, 8/01/33	3,260	3,278,156
University of California, RB, Series C
(NPFGC), 4.75%, 5/15/37	5,000	4,507,200
		17,178,408
Colorado — 2.1%
Colorado Health Facilities Authority, RB
Catholic Health, (AGM):
Series C-3, 5.10%, 10/01/41	7,600	6,952,404
Series C-7, 5.00%, 9/01/36	4,860	4,465,805
		11,418,209
Connecticut — 3.5%
Connecticut State Health & Educational
Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,400	9,464,860
Series X-3, 4.85%, 7/01/37	9,360	9,368,799
		18,833,659
Illinois — 1.5%
Chicago Housing Authority, Refunding
RB (AGM), 5.00%, 7/01/24	8,232	8,191,692

BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2011 5

BlackRock Municipal Income Trust (BFK)
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (i)	(000)	Value
Massachusetts — 1.3%
Massachusetts Water Resources
Authority, Refunding RB, General,
Series A, 5.00%, 8/01/41	$ 6,770	$ 6,686,458
New Hampshire — 0.8%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth College, 5.25%, 6/01/39	3,988	4,068,643
New York — 4.7%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	3,074	3,142,197
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/35	16,709	16,296,077
New York State Environmental Facilities
Corp., RB, Revolving Funds, New York
City Municipal Water Project, Series B,
5.00%, 6/15/31	5,370	5,378,162
		24,816,436
Virginia — 2.0%
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	10,750	10,861,048
Washington — 3.7%
Central Puget Sound Regional Transit
Authority, RB, Series A (AGM), 5.00%,
11/01/32	5,459	5,422,701
State of Washington, GO, Various
Purpose, Series E, 5.00%, 2/01/34	14,487	14,487,102
		19,909,803
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 23.6%		126,212,443
Total Long-Term Investments
(Cost – $919,253,220) – 160.5%		857,918,790
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.15% (j)(k)	23,974,263	23,974,263
Total Short-Term Securities
(Cost – $23,974,263) – 4.5%		23,974,263
Total Investments
(Cost – $943,227,483*) – 165.0%		881,893,053
Liabilities in Excess of Other Assets – (0.2)%		(1,367,356)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (14.1)%		(75,243,678)
Preferred Shares, at Redemption Value – (50.7)%		(270,889,767)
Net Assets Applicable to Common Shares – 100.0%		$ 534,392,252

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 866,902,693
Gross unrealized appreciation	$ 11,108,503
Gross unrealized depreciation	(71,300,290)
Net unrealized depreciation	$ (60,191,787)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Morgan Stanley Co. Inc.	$ 6,117,362	$ 59,123
Goldman Sachs Co.	$ 4,372,214	$ 54,468

(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Non-income producing security.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(h) Variable rate security. Rate shown is as of report date.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(j) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	April 30,	Net	January 31,
Affiliate	2010	Activity	2011	Income
FFI Institutional
Tax-Exempt
Fund	22,810,780	1,163,483	23,974,263	$12,953

(k) Represents the current yield as of report date.

6 BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2011

Schedule of Investments (concluded)
BlackRock Municipal Income Trust (BFK)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $857,918,790		—	$ 857,918,790
Short-Term
Securities	$ 23,974,263	—	—	23,974,263
Total	$ 23,974,263 $857,918,790		—	$ 881,893,053
[1] See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2011 7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: March 25, 2011